Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Net (loss) income	$ (5,730,751)	$ 2,326,597	$ 2,787,236
Adjustments:
Depreciation on property and equipment	82,425	26,214	5,001
Amortization of right-of-use assets – finance lease	68,098	79,521	74,671
Gain on disposal of right-of-use assets – finance lease		(3,686)	(17,308)
Gain on disposal of a motor vehicle	(2,003)
Change in cash value of life insurance policy	(6,333)	(5,140)	(4,266)
Expected credit loss allowance	836,720	30,075	71,386
Deferred income tax (benefit) expense	(80,154)	(183)	(803)
Previously deferred IPO cost that expensed in the year		370,957
Change in working capital items:
Change in accounts receivable	(2,862,829)	1,724,503	369,117
Change in contract assets	(652,491)	(3,692,174)	(2,466,428)
Change in deposits, prepayments and other current assets	(465,131)	17,856	(7,430)
Change in accounts payable	798,799	1,282,131	49,943
Change in income tax payable	(231,225)	247,080	(73,988)
Change in accrued expenses and other current liabilities	275,679	53,438	8,197
Cash (used in) provided by operating activities	(7,969,196)	2,457,189	795,328
Investing activities:
Purchase of property and equipment		(1,147,262)	(15,384)
Sales proceeds from disposal of right-of-use assets – finance lease			51,282
Sales proceeds from disposal of a motor vehicle	10,256
Cash provided by (used in) investing activities	10,256	(1,147,262)	35,898
Financing activities:
Proceeds from new bank and other borrowings	16,501,786	23,383,104	10,307,778
Repayment of bank and other borrowings	(15,727,101)	(21,852,990)	(7,995,854)
Initial payments for finance lease liabilities			(2,308)
Principal payments for finance lease liabilities	(67,372)	(119,465)	(129,148)
Advances from a related party		1,058,733	632,648
Repayments to a related party	(1,108,692)	(2,730,449)	(2,754,955)
Issuance of shares	9,493,125
Payment for offering cost	(1,963,397)	(292,304)	(783,221)
Cash provided by (used in) financing activities	7,128,349	(553,371)	(725,060)
Net (decrease) increase in cash and cash equivalents	(830,591)	756,556	106,166
Cash and cash equivalents as of beginning of the year	1,080,514	323,958	217,792
Cash and cash equivalents as of the end of the year	249,923	1,080,514	323,958
Supplementary Cash Flows Information
Cash paid for income tax	231,225	402,038	543,680
Cash paid for interest	508,810	286,090	179,986
Supplemental of Non-Cash Investing and Financing Activities
Right-of-use assets – finance lease obtained in exchange for new finance lease liabilities			297,179
Proceeds from disposal of Right-of-use assets – finance lease received by a director on behalf of the Company		51,282
Dividend declared and offset against due from major shareholder	$ 1,108,692	$ 1,711,225	$ 2,564,103